ACQUISITIONS (Tables)	6 Months Ended
Jun. 30, 2015
ACQUISITIONS [Abstract]
Schedule of Purchase Price Allocation for Acquisition
Cash and cash equivalents acquired	$595
Accounts receivables and other current assets	82
Deferred revenues	(504)
Trade payables, accrued expenses and other current liabilities	(154)
Non-current liabilities	(123)
Deferred taxes, net	(1,044)
Developed technology (1)	6,350
Customers relationships (2)	382
Goodwill	13,629

Total purchase price	$19,213

Summary of Pro Forma Information
	Six months ended
	June 30,
	2015	2014

	Unaudited

Revenues	$24,526	$16,050
Net loss	$(903)	$(6,144)
Basic and diluted loss per share	$(0.06)	$(0.41)